Fair Value Measurements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
Assets held in trust account	$ 31	$ 634
Cash	963,135	1,697,777	$ 0
U.S. Treasury Bills [Member]
Fair Value Measurements [Line Items]
Cash	$ 194,438,528	192,448,657
U.S. Treasury Bills [Member]
Fair Value Measurements [Line Items]
Assets held in trust account		$ 635